CENTURY CAPITAL MANAGEMENT, LLC
                         100 Federal Street, 29th Floor
                                Boston, MA 02110





ELECTRONIC SUBMISSION - BY EDGAR

March 5, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Century Small Cap Select Fund and Century Shares Trust (the "Funds"), each a series of Century Capital Management Trust (the "Trust")
     (File Nos. 333-86067 and 811-09561)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2007.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (617) 701-5115.

Very truly yours,

/s/ MAUREEN E. KANE

Maureen E. Kane
General Counsel